Note 13 - Subsequent Events	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
13.	Subsequent Events

On
July 11, 2018,
the Company entered into a credit facility with Alpha Bank for
$10,140
for the pre-delivery financing of M/T Eco Marina Del Ray. This facility can be drawn down in five
tranches to finance in full the last
five
pre-delivery instalments of M/T Eco Marina Del Ray due between
July 2018
and
February 2019.
The facility is repayable on delivery of the vessel in
March 2019.

The facility contains restrictions on the subsidiary that owns the newbuilding contract from incurring further indebtedness or guarantees and from paying any dividends if the latter would result in an event of default.

The facility is secured as follows:

•	Assignment to the bank of the newbuilding contract and of the respective refund guarantee of M/T Eco Marina Del Ray;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the subsidiary owning the newbuilding contract;

The facility bears interest at LIBOR plus a margin of
4.25%
and a commitment fee of
1%
per annum is payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. The Company drew down
$1,690
under the facility in
July 2018,
to finance
one
shipyard installment of M/T Eco Marina Del Ray.

On
July 23, 2018,
the Company terminated the Maxim ATM.

On
September 7, 2018
the Company took delivery of M/T Eco Palm Desert, a
50,000
dwt newbuilding product/chemical tanker constructed at the Hyundai Mipo Vinashin shipyard. The vessel was partially financed by the AT Bank Senior Facility.

On
September 11, 2018
the Company obtained non-binding credit committee approval from a major Chinese leasing company for up to
$92,500
via sale and leaseback agreements (the “SLB Agreements”) for its Suezmax newbuilding vessels with hull numbers
874
and
875,
currently under construction at Hyundai Samho Heavy Industries Co., Ltd. in South Korea. The Company is currently negotiating the final terms of the Financing Agreements. Under the proposed terms of the SLB Agreements, the vessels will be sold when they are delivered from the shipyard, which is currently planned for
April
and
May
of
2019,
respectively. The proposed SLB Agreements include pre and post-delivery financing and have a term of seven
years. The Company has continuous options to buy back the vessels after the three
year anniversary of each vessel’s delivery up until the expiry of the SLB Agreements but no
purchase obligation.

On
September 27, 2018,
the Company and Family Trading adopted an amended and restated version of the Amended Family Trading Credit Facility (the "Amended and Restated Family Trading Credit Facility") in order to, among other things, set the repayment date of the facility to
December 31, 2019,
increase the maximum borrowing capacity of the facility to
$20,000,
increase the interest rate to
12%,
reduce the commitment fee to
2%
and increase the arrangement fee to
5%.
As of the date
of issuance of these financial statements the balance of the Amended and Restated Family Trading Credit Facility is
$17,367.